Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subscriptions and withdrawals of interests

	Total Index Series		Agricultural Sector Series		Total RICI ® Linked - PAM Advisors Fund, LLC
	Subscriptions	Withdrawals	Subscriptions	Withdrawals	Subscriptions	Withdrawals
January	$11,159,252	$2,853,788	$55,579	$—	$11,214,831	$2,853,788
February	$963,565	8,226,880	39,600	192,481	1,003,165	8,419,361
March	$1,122,796	—	—	—	1,122,796	—

Total	$13,245,613	$11,080,668	$95,179	$192,481	$13,340,792	$11,273,149